Subsequent Events (Details) - USD ($)		3 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Subsequent Events (Textual)
Common stock at an exercise price		$ 1.65	$ 1.65
Outstanding percentage			2.35%	2.05%
Conversion price		$ 0.75	$ 0.75
Rent expense	$ 3,200
October 12, 2018, October 18, 2018, November 2, 2018, and December 5, 2018 [Member]
Subsequent Events (Textual)
Sale of stock transaction, description		The investors at the closings purchased (i) an aggregate of 6,482,671 shares of common stock (the ''Shares'') at $0.90 per share and (ii) five-year warrants to purchase an aggregate of 4,213,732 shares of common stock at an exercise price of $1.50 per share (the ''Warrants'').
Gross proceeds from the sale of securities		$ 5,834,407
Placement agent received cash fees		$ 563,861
Warrants to purchase of common stock		854,334
Common stock at an exercise price		$ 0.99
Registration rights agreements, description		If the registration statement is not filed or declared effective within the timeframe set forth in the Registration Rights Agreements, the Company is obligated to pay the investors an amount equal to 1% of the total purchase price of the securities per month (up to a maximum of 6% in the aggregate) until such failure is cured.
Outstanding percentage		7.00%
Conversion of common stock		10,731,669
Conversion price		$ 0.72
Rent expense		$ 7,513
Lease expiration date		Dec. 31, 2019